(LOSS)/PROFIT BEFORE TAX (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of loss profit before tax [Abstract]
Schedule of Loss/profit Before Tax

	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Directors’ emoluments (including non- executive directors):
Remuneration	1,639	1,391	2,020
Pension	24	24	41
Share based payments	1,707	986	678
Auditor’s remuneration
Audit fees	888	580	558
Tax fees	89	77	146
Depreciation (Note 11)[1]	1,410	1,827	1,674
Amortisation (Note 12)	923	917	1,403
Loss/(profit) on the disposal of property, plant and equipment	2	(1)	30
Selling, General and Administrative Expenses – Closure Costs	-	-	2,425
Net foreign exchange differences	(1,210)	(789)	583

[1] In 2022, no depreciation was capitalised to research and development projects (2021: US$38,000) (2020: US$40,000).